Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current Income Tax Expense (Benefit)	$ 2,935	$ (2,469)	$ (13,386)
Deferred Income Tax Expense (Benefit)	1,649	2,064	1,224
Income Tax Expense (Benefit)	$ 4,584	$ (405)	$ (12,162)